Note 15 - Earnings (Loss) Per Share - Basic and Diluted Earnings Per Share Calculation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net income/(loss)	$ (1,218,237)	$ (7,798,300)	$ 2,566,678
Less: Undistributed earnings allocated to non-vested shares			(13,457)
Net income/(loss) attributable to common shareholders, basic	$ (1,218,237)	$ (7,798,300)	$ 2,553,221
Weighted average number of shares outstanding, basic and diluted (in shares)	39,809,364	39,824,038	41,315,127
Earnings/(loss) per share, basic and diluted (in dollars per share)	$ (0.03)	$ (0.20)	$ 0.06